Deferred income for capital grants (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Changes in the Carrying Amount of Deferred Income for Capital Grants

Changes in the carrying amount of deferred income for capital grants for the years ended December 31, 2018 and 2017 are analised as follows:

Balance as at January 1, 2017	14,760
Additions	79
Charges to profit or loss	(1,068)

Balance as at December 31, 2017	13,771
Additions	292
Charges to profit or loss	(1,061)

Balance as at December 31, 2018	13,002